RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees	$ 14,340	$ 0
Directors and Officers
Statement [Line Items]
Stock options issued	1,950,000	1,750,000
Share-based compensation expense	$ 35,037	$ 64,046
Company incurred fees	159,165	41,461
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 47,107	$ 27,000